INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Intangible assets (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible assets
Intangible assets	$ 39,616,426	$ 26,657,345	$ 42,058,891	$ 42,368,326
Gross carrying amount
Intangible assets
Intangible assets	45,848,737	29,155,315	43,903,217	42,890,018	$ 1,431,075
Accumulated depreciation/amortization
Intangible assets
Intangible assets	$ (6,232,311)	$ (2,497,970)	$ (1,844,326)	$ (521,692)	$ (6,105)